Expense Example, No Redemption	Mar. 28, 2025 USD ($)
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 202
Expense Example, No Redemption, 3 Years	808
Expense Example, No Redemption, 5 Years	1,440
Expense Example, No Redemption, 10 Years	3,141
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund C Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	1,716
Expense Example, No Redemption, 5 Years	3,154
Expense Example, No Redemption, 10 Years	$ 6,442